UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21470

Eaton Vance Tax-Advantaged Global Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	July 31, 2008

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Income Fund	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks (1) — 118.9%

Security	Shares	Value
Beverages — 1.9%
Diageo PLC	2,000,000	$34,818,957
		$34,818,957
Chemicals — 1.6%
BASF AG	450,000	$28,491,279
		$28,491,279
Commercial Banks — 4.3%
Bank of Nova Scotia	800,000	$38,984,000
BNP Paribas SA	387,005	38,161,619
		$77,145,619
Construction & Engineering — 1.9%
Vinci SA	600,000	$33,932,670
		$33,932,670
Diversified Telecommunication Services — 11.3%
AT&T, Inc.	2,195,000	$67,627,950
BCE, Inc.	748,000	28,379,120
BT Group PLC	4,000,000	13,507,924
Deutsche Telekom AG	2,006,208	34,784,461
France Telecom SA	1,077,991	34,093,853
Tele2 AB, Class B	537,107	9,384,835
Verizon Communications, Inc.	446,324	15,192,869
		$202,971,012
Electric Utilities — 22.6%
E.ON AG	500,000	$95,309,701
Edison International	650,000	31,421,000
Enel SpA	3,423,091	31,644,503
Entergy Corp.	450,000	48,114,000
Exelon Corp.	560,000	44,027,200
Fortum Oyj	500,000	22,046,555
FPL Group, Inc.	700,000	45,171,000
Scottish and Southern Energy PLC	2,500,000	69,208,367
Southern Co. (The)	500,000	17,695,000
		$404,637,326
Electrical Equipment — 3.5%
Cooper Industries, Ltd., Class A	450,000	$18,976,500
Emerson Electric Co.	900,000	43,830,000
		$62,806,500
Energy Equipment & Services — 2.7%
Diamond Offshore Drilling, Inc.	400,000	$47,720,000
		$47,720,000
Food Products — 5.2%
Kraft Foods, Inc., Class A	588,220	$18,717,160
Nestle SA	1,000,000	43,839,852
Unilever NV	1,113,901	30,727,771
		$93,284,783
Gas Utilities — 2.5%
GDF Suez	722,938	$45,255,456
		$45,255,456
Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp. (2)	1,500,000	$17,835,000
		$17,835,000
Hotels, Restaurants & Leisure — 5.2%
Compass Group PLC	6,219,671	$44,813,424
McDonald’s Corp.	800,000	47,832,000
		$92,645,424

Household Durables — 0.6%
Stanley Works	250,000	$11,120,000
		$11,120,000
Insurance — 3.5%
AON Corp.	400,000	$18,320,000
Chubb Corp.	449,478	21,592,923
Travelers Companies, Inc. (The)	494,985	21,838,738
		$61,751,661
Machinery — 3.1%
Deere & Co.	800,000	$56,128,000
		$56,128,000
Media — 0.0%
Reed Elsevier PLC	1	$11
		$11
Metals & Mining — 4.5%
Freeport-McMoRan Copper & Gold, Inc., Class B	350,000	$33,862,500
Southern Copper Corp.	1,200,000	33,336,000
Voestalpine AG	200,000	13,134,954
		$80,333,454
Multi-Utilities — 11.1%
RWE AG	575,000	$68,822,261
Suez SA	682,733	40,855,564
United Utilities Group PLC	2,559,847	35,092,197
United Utilities Group PLC, Class B	3,312,743	11,155,761
Veolia Environnement	813,234	43,168,290
		$199,094,073
Oil, Gas & Consumable Fuels — 20.0%
BP PLC ADR	450,000	$27,648,000
Cairn Energy PLC (2)	605,000	32,620,028
Chevron Corp.	650,000	54,964,000
ENI SpA	1,280,000	43,204,266
Marathon Oil Corp.	1,100,000	54,417,000
Norsk Hydro ASA	1,144,731	14,284,486
StatoilHydro ASA	2,200,000	71,134,001
Total SA ADR	800,000	61,200,000
		$359,471,781
Pharmaceuticals — 2.0%
Merck & Co., Inc.	500,000	$16,450,000
Schering-Plough Corp.	900,000	18,972,000
		$35,422,000
Real Estate Investment Trusts (REITs) — 3.8%
AvalonBay Communities, Inc.	200,000	$19,942,000
Boston Properties, Inc.	251,440	24,186,014
Simon Property Group, Inc.	260,000	24,083,800
		$68,211,814
Textiles, Apparel & Luxury Goods — 2.3%
Compagnie Financiere Richemont AG, Class A	700,000	$41,801,913
		$41,801,913
Tobacco — 3.8%
Altria Group, Inc.	850,000	$17,297,500
Imperial Tobacco Group PLC	200,000	7,464,709
Philip Morris International, Inc.	850,000	43,902,500
		$68,664,709
Wireless Telecommunication Services — 0.5%
Bouygues SA	150,000	$9,699,660
		$9,699,660
Total Common Stocks (identified cost $1,494,262,938)		$2,133,243,102

Preferred Stocks — 19.1%

Security	Shares	Value
Commercial Banks — 12.0%
Abbey National Capital Trust I, 8.963% (3)	175,000	$19,207,842
ABN AMRO North America Capital Funding Trust, 6.968% (3)(4)	3,300	2,239,875
Barclays Bank PLC, 8.55% (3)(4)	179,600	17,717,666
BBVA International Preferred SA Unipersonal, 5.919% (3)	40,000	3,122,820
BNP Paribas, 7.195% (3)(4)	140,000	12,170,032
BNP Paribas Capital Trust, 9.003% (3)(4)	150,000	15,415,305
Citigroup Inc., Series AA, 8.125%	170,000	3,493,500
Citigroup Inc., Series F, 8.50%	155,000	3,334,050
Credit Agricole SA/London, 6.637% (3)(4)	99,500	7,858,211
DB Capital Funding VIII, 6.375%	206,000	4,179,740
DB Contingent Capital Trust II, 6.55%	135,000	2,782,350
Den Norske Bank, 7.729% (3)(4)	50,000	5,086,275
First Tennessee Bank, 3.75% (3)(4)	5,275	3,946,359
HBOS PLC, 6.657% (3)(4)	180,000	11,681,460
HSBC Capital Funding LP, 9.547% (3)(4)	210,000	22,039,269
JPMorgan Chase & Co., 7.90% (3)	122,500	11,619,431
Landsbanki Islands HF, 7.431% (3)(4)	148,500	8,593,235
National City Corp., Series F, 9.875% (3)	330,000	6,336,000
Nordea Bank AB, 8.95% (3)(4)	15,700	1,524,255
Royal Bank of Scotland Group PLC, 7.64% (3)	131,000	11,295,933
Royal Bank of Scotland Group PLC, 9.118%	44,750	4,625,221
Santander Finance Unipersonal, 6.50%	386,500	7,401,475
Standard Chartered PLC, 6.409% (3)(4)	99,000	7,922,069
UBS Preferred Funding Trust I, 8.622% (3)	150,000	15,532,065
Wachovia Corp., 8.00%	300,000	5,754,000
		$214,878,438
Diversified Financial Services — 0.2%
Lehman Brothers Holdings, Inc., 7.95%	180,000	$2,840,400
		$2,840,400
Electric Utilities — 0.4%
Georgia Power Co., 6.50%	80,000	$7,840,000
		$7,840,000
Food Products — 0.3%
Dairy Farmers of America, 7.875% (4)	75,230	$6,051,313
		$6,051,313
Insurance — 5.8%
Aegon NV, 6.375%	470,000	$8,004,100
Arch Capital Group, Ltd., Series A, 8.00%	77,000	1,771,000
Arch Capital Group, Ltd., Series B, 7.875%	11,000	250,250
AXA SA, 6.379% (3)(4)	25,000	2,049,815
AXA SA, 6.463% (3)(4)	216,750	17,630,792
Endurance Specialty Holdings, Ltd., 7.75%	246,200	5,047,100
ING Capital Funding Trust III, 8.439% (3)	213,000	21,717,459
ING Groep NV, 8.50%	450,000	11,250,000
Prudential PLC, 6.50%	185,000	14,786,662
RenaissanceRe Holdings, Ltd., 6.08%	257,500	4,454,750
RenaissanceRe Holdings, Ltd., 6.60%	115,000	2,185,000
Zurich Regcaps Fund Trust VI, 3.51% (3)(4)	16,200	15,627,938
		$104,774,866
Oil, Gas & Consumable Fuels — 0.4%
Kinder Morgan GP, Inc., 8.33% (3)(4)	7,000	$7,468,563
		$7,468,563
Sovereign Agency — 0.3%
CoBank, 11.00%	110,000	$5,473,435
		$5,473,435
Thrifts & Mortgage Finance — 0.0%
Indymac Bank FSB, 8.50% (4)	400,000	$29,000
		$29,000
Total Preferred Stocks (identified cost $425,691,997)		$349,356,015

Rights — 0.3%

Security	Shares	Value
Commercial Services & Supplies — 0.3%
Suez Environnement SA, Expires 6/22/10 (2)	682,733	$4,910,730
Total Rights (identified cost $4,827,792)		$4,910,730

Short-Term Investments — 2.0%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 2.23% (5)	$36,420	$36,419,525
Total Short-Term Investments (identified cost $36,419,525)		$36,419,525
Total Investments — 140.6% (identified cost $1,961,202,252)		$2,523,929,372
Other Assets, Less Liabilities — (40.6)%		$(729,203,351)
Net Assets — 100.0%		$1,794,726,021

ADR	—	American Depository Receipt
(1)		All securities except for Bouygues SA have been segregated as collateral with the custodian for borrowings under the Facility Agreement.
(2)		Non-income producing security.
(3)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2008.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the aggregate value of the securities is $165,051,432 or 9.2% of the Fund’s net assets.

(5)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $259,966.

Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value
United States	45.1%	$1,138,066,394
France	13.9	350,986,692
United Kingdom	13.6	344,358,390
Germany	9.0	227,407,702
Norway	3.6	90,504,761
Switzerland	3.4	85,641,765
Italy	3.0	74,848,769
Canada	2.7	67,363,120
Netherlands	2.0	49,981,871
Bermuda	1.3	32,684,600
Finland	0.9	22,046,555
Austria	0.5	13,134,954
Sweden	0.4	10,909,090
Iceland	0.3	8,593,234
Spain	0.3	7,401,475
	100.0%	$2,523,929,372

The Fund did not have any open financial instruments at July 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,961,246,630
Gross unrealized appreciation	$688,465,567
Gross unrealized depreciation	(125,782,825)
Net unrealized appreciation	$562,682,742

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 25, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 25, 2008